Accounts and Other Receivables - Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable		$ 1,681	$ 0
Other receivables		184	140
Total accounts and other receivables	$ 2,202	$ 1,865	$ 140